Environmental Liabilities - Schedule of Estimated Future Environmental Expenditures (Detail) CAD in Millions	Dec. 31, 2016 CAD
Environmental Expense and Liabilities [Abstract]
2017	CAD 27
2018	26
2019	25
2020	29
2021	36
Thereafter	81
Total	CAD 224